Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets
10.      Other Assets:

A summary of non-current other assets at December 31, 2011 and 2010 is as follows (in thousands):

	2011	2010

Real Estate	$173,077	$168,001
Unamortized debt expense	11,454	16,125
Restricted cash	64,609	90,587
Prepaid mining interest	139,572	153,210
Other	18,658	17,865
	$407,370	$445,788

At December 31, 2011 and 2010, restricted cash includes $56,500,000 that had been placed into escrow pursuant to an agreement to acquire 708 acres of land in Panama City, Florida.  The purchase price was subsequently reduced to $51,870,000, the excess funds were returned and the transaction closed in February 2012.  In addition, restricted cash at December 31, 2010 includes $14,600,000 of escrowed funds relating to the Premier noteholders' claims which were settled during 2011.

The Company's prepaid mining interest relates to the FMG Note, which is more fully explained in Note 6.